Debt -- SECURITIZE, INC. AND SUBSIDIARIES (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	May 11, 2026	Oct. 31, 2025
Debt Instrument [Line Items]
Payment Upon Maturity	$ 79,915,000		$ 79,915,000
Total Long-Term Debt	84,704,733		84,704,733	$ 57,186,895
Interest expense on outstanding debt	2,269,858	$ 1,399,414	6,390,414	2,144,944
Change in fair value of simple agreement for future equity	1,368,000	66,000	4,735,000	95,000
Convertible promissory notes payable, net	73,773,844		72,562,079	42,269,680
Proceeds Received From Embedded Derivatives			3,158,000	9,923,000
Embedded Derivative, Loss on Embedded Derivative			$ 11,719,000	1,370,000
SPAC, discount on transaction price			80.00%
Debt, Valuation Cap Price, Capitalization			$ 1,250,000,000
Long-Term Debt, Maturity, Remainder of Fiscal Year			0
Long-Term Debt, Maturity, Year One			49,915,000
Long-Term Debt, Maturity, Year Two			30,000,000
Long-Term Debt, Maturity, Year Three			0
Long-Term Debt, Maturity, Year Four			0
Long-Term Debt, Maturity, after Year Four			0
Hamilton Lane SF6
Debt Instrument [Line Items]
Proceeds from Issuance of Debt				$ 6,000,000
Debt, Advances Expiration Period				5 years
SAFEs
Debt Instrument [Line Items]
Total Long-Term Debt	4,845,000		4,845,000	$ 4,845,000
Proceeds from Issuance of Debt					$ 4,845,000
Debt, Equity Financing Value					$ 50,000,000
Hamilton Lane SF6 note payable
Debt Instrument [Line Items]
Effective Interest Rate				0.00%
Total Long-Term Debt			$ 0	$ 2,474,384
Promissory Note Purchase Agreement
Debt Instrument [Line Items]
Interest rate, percentage							5.00%
Loan amount							$ 30,000,000
Convertible promissory notes payable
Debt Instrument [Line Items]
Effective Interest Rate			5.00%
Payment Upon Maturity	79,915,000		$ 79,915,000
Total Long-Term Debt	$ 79,859,733		79,859,733	49,867,511
Convertible promissory notes payable, net			$ 79,915,000	$ 49,915,000
Interest rate, percentage			5.00%				5.00%
Debt Instrument, Maturity			36 months
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				75.00%
Debt Instrument, Convertible, Stock Price Trigger				$ 21.60
Liquidation price (in dollars per share)				$ 0.010
Convertible promissory notes payable | Minimum
Debt Instrument [Line Items]
Effective Interest Rate	4.77%
Convertible promissory notes payable | Maximum
Debt Instrument [Line Items]
Effective Interest Rate	13.04%
Line of Credit
Debt Instrument [Line Items]
Total Long-Term Debt	$ 0		$ 0	$ 0
Borrowings on line of credit	$ 0	$ 0	$ 0	$ 0
Basis spread on variable rate	0.65%
Variable interest rate percentage	4.30%		4.44%	5.18%
Loan value	$ 641,636		$ 638,451	$ 1,287,723		$ 2,000,000